OPERATING LEASES (Schedule of Non-Cancelable Future Minimum Payments Under Operating Leases) (Details) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	₪ 578
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	158
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	100
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	77
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	59
2022-2023 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	100
2024-2025 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	52
2026-2027 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	13
2028 and thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	₪ 19